Stockholders Equity (Details 3) (Restricted Stock [Member], USD $)	9 Months Ended	12 Months Ended
	Sep. 30, 2013	Dec. 31, 2013	Dec. 31, 2012	Dec. 31, 2011
Restricted Stock [Member]
Note6StockholdersEquityDetailsRestrictedStockActivityLineItems [Line Items]
Balances, Number of Shares	1,682,500	1,682,500	1,647,500	400,000
Balances, Weighted Average Grant Date Fair Value (in Dollars per share)	$ 0.39	$ 0.39	$ 0.38	$ 0.47
Shares cancelled and forfeited	0	0	0
Shares cancelled and forfeited (in Dollars per share)	$ 0	$ 0	$ 0
Shares vested	(105,000)	105,000	0
Shares vested (in Dollars per share)	$ 0.82	$ 0.82	$ 0
Shares granted	140,000	140,000	1,247,500
Shares granted (in Dollars per share)	$ 0.83	$ 0.83	$ 0.36